Intangible Assets, Goodwill and Other Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Goodwill And Other Assets [Line Items]
Amortization of expense of intangible assets	$ 21,800	$ 23,600	$ 24,300
Goodwill	301,959	325,046
Amortization of CO2 assets	1,300	1,300	$ 3,900
Sodium minerals and sulfur services
Intangible Assets, Goodwill And Other Assets [Line Items]
Goodwill	301,900	$ 301,900
Onshore facilities and transportation | Supply And Logistics Products And Services [Member]
Intangible Assets, Goodwill And Other Assets [Line Items]
Impairment of goodwill	$ 23,100